Staff numbers and costs	12 Months Ended
Mar. 31, 2021
Staff numbers and costs
Staff numbers and costs

19.         Staff numbers and costs

The average weekly number of staff, including the Executive Director, during the year, analyzed by category, was as follows:

	Year ended
	March 31,
	2021	2020	2019
Flight and cabin crew	13,806	15,653	13,911
Sales, operations, management and administration	1,896	2,289	2,027
Average	15,702	17,942	15,938

At March 31, 2021 the Company had a team of  15,016 aviation professionals (2020: 17,268, 2019: 16,840).

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
Staff and related costs	438.4	1,039.4	929.2
Social welfare costs	25.0	47.5	38.5
Other pension costs (a)	5.2	13.0	8.6
Share based payments (b)	3.6	7.0	7.7
	472.2	1,106.9	984.0

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements were €5m in 2021 (2020: €13m; 2019: €9m).

(b)

In the year ended March 31, 2021 the charge in the income statement of €3.6m for share based compensation comprises a charge for the fair value of various share options granted in prior periods, which are being recognized in the income statement in accordance with services rendered.

Government grants and assistance

During fiscal year 2021, many European countries in which the Ryanair Group operates made available payroll support schemes. The Group utilized a number of these employment retention schemes to protect jobs within the Group airlines. These schemes were a mix of short term Covid-19 specific programs and long-term schemes linked to social security that existed pre Covid-19. The total amount of payroll supports received by the Group under the various schemes amounted to approximately €84m and are offset against staff costs in the Consolidated Income Statement.

In April 2020, the Group raised £600m unsecured debt for general corporate purposes under the HMT and Bank of England CCFF. The 0.44% interest rate was the prevailing rate for strong BBB rated companies. This debt was subsequently extended in March 2021 for a further 12 months at a 0.46% interest rate.

There are no unfulfilled conditions or other contingencies attaching to government assistance at March 31, 2021.